Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule for Available-for-Sale Securities

The following is a summary of available-for-sale securities as of December 31, 2019 (in thousands):

		Gross	Gross Unrealized	Estimated Fair
	Amortized Cost	Unrealized Gain	(Losses)	Value
Corporate debt securities	$42,584	$165	$(40)	$42,709
Tax-exempt municipal securities	23,301	112	(215)	23,198
Variable rate demand notes	5,600	—	—	5,600
Total	$71,485	$277	$(255)	$71,507

The following is a summary of available-for-sale securities as of December 31, 2018 (in thousands):

		Gross	Gross Unrealized	Estimated Fair
	Amortized Cost	Unrealized Gain	(Losses)	Value
Corporate debt securities	$48,202	$12	$(284)	$47,930
Tax-exempt municipal securities	22,858	45	(34)	22,869
Variable rate demand notes	4,000	—	—	4,000
Total	$75,060	$57	$(318)	$74,799

Schedule of Maturities of Marketable Securities

The following table summarizes the maturities of the Company’s marketable securities as of December 31, 2018 and 2019 (in thousands):

	December 31, 2018	December 31, 2019
Due within one year	$37,121	$34,874
Due after one year through five years	37,678	36,633
Total	$74,799	$71,507